Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2021
Evolv Technologies Holdings, Inc.
Schedule of prepaid expenses and other current assets

	June 30,	December 31,
	2021	2020
Prepaid deposits	$2,949	$—
Deferred transaction costs	2,875	—
Short-term contract assets	2,034	—
Prepaid subscriptions	314	594
Other	223	306
Total	$8,395	$900